Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 10,882	$ 5,514	$ 9,384
Accounts receivable:
Trade, net	565	823	716
Other	332	150	104
Prepaid expenses	169	87	81
Inventory	1,388	1,236	1,134
TOTAL CURRENT ASSETS	13,336	7,810	11,419
NON-CURRENT ASSETS:
Property, plant and equipment, net	415	547	421
Operating lease right of use assets	1,215	937
Fund in respect of employee rights upon retirement	643	586	448
TOTAL NON-CURRENT ASSETS	2,273	2,070	869
TOTAL ASSETS	15,609	9,880	12,288
Accounts payable and accruals:
Trade	427	646	929
Other	2,123	2,449	1,966
Contract liability	19	20	25
TOTAL CURRENT LIABILITIES	2,569	3,115	2,920
LONG-TERM LIABILITIES-
Operating lease liabilities	917	653
Liability for employees rights upon retirement	843	729	605
TOTAL LONG-TERM LIABILITIES	1,760	1,382	605
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
TOTAL LIABILITIES	4,329	4,497	3,525
EQUITY:
Common stock, par value $0.0001 per share; 150,000,000 shares authorized at September 30, 2020 and December 31, 2019; 36,059,128 and 3,916,134 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	3
Additional paid-in capital	175,600	163,015	156,355
Accumulated deficit	(164,323)	(157,632)	(147,592)
Total equity	11,280	5,383	8,763
Total liabilities and equity	15,609	9,880	12,288
Preferred B Shares [Member]
EQUITY:
Preferred stock, value
Preferred C Shares [Member]
EQUITY:
Preferred stock, value